Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, ₱ in Millions, € in Millions, ₨ in Millions, ₡ in Millions, ฿ in Millions, රු in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.ك in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, S/ in Millions, RON in Millions, RM in Millions, R$ in Millions, R in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 BHD (.د.ب)	Mar. 31, 2025 KWD (د.ك)	Mar. 31, 2025 OMR (ر.ع.)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 ZAR (R)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 SAR (ر.س)	Mar. 31, 2025 QAR (ر.ق)	Mar. 31, 2025 TRY (₺)	Mar. 31, 2025 NOK (kr)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 DKK (kr)	Mar. 31, 2025 AED (د.إ)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 MXN ($)	Mar. 31, 2025 COP ($)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2025 RON	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 CRC (₡)	Mar. 31, 2025 NZD ($)	Mar. 31, 2025 TWD ($)	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 PHP (₱)	Mar. 31, 2025 THB (฿)	Mar. 31, 2025 PLN (zł)	Mar. 31, 2025 BRL (R$)	Mar. 31, 2025 SEK (kr)	Mar. 31, 2025 PEN (S/)	Mar. 31, 2025 LKR (රු)	Mar. 31, 2025 CLP ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 BHD (.د.ب)	Mar. 31, 2024 KWD (د.ك)	Mar. 31, 2024 OMR (ر.ع.)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 ZAR (R)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 SAR (ر.س)	Mar. 31, 2024 QAR (ر.ق)	Mar. 31, 2024 TRY (₺)	Mar. 31, 2024 NOK (kr)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 DKK (kr)	Mar. 31, 2024 AED (د.إ)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 COP ($)	Mar. 31, 2024 MYR (RM)	Mar. 31, 2024 RON	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CRC (₡)	Mar. 31, 2024 NZD ($)	Mar. 31, 2024 TWD ($)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 PHP (₱)	Mar. 31, 2024 THB (฿)	Mar. 31, 2024 PLN (zł)	Mar. 31, 2024 BRL (R$)	Mar. 31, 2024 SEK (kr)	Mar. 31, 2024 PEN (S/)	Mar. 31, 2024 LKR (රු)	Mar. 31, 2024 CLP ($)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $						$ 752																																				$ 1,158
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $						1,008																																				1,349
Non-designated derivative instruments | $	[1]					752																																				1,158
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €							€ 46																																				€ 11
Non-designated derivative instruments | €							94																																				195
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £								£ 43																																				£ 17
Non-designated derivative instruments | £								12																																				72
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $									$ 23																																				$ 15
Non-designated derivative instruments | $									65																																				55
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $										$ 34																																				$ 26
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R											R 162																																				R 97
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $												$ 142																																				$ 61
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س													ر.س 179																																				ر.س 188
At cost [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																			د.إ 0																																				د.إ 22
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																													SFr 9																																				SFr 0
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق														ر.ق 13																																				ر.ق 5
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 90																																				₺ 86
At cost [member] | Sell: Forward contracts [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 0																																				kr 20
At cost [member] | Sell: Forward contracts [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.					ر.ع. 2																																				ر.ع. 2
At cost [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																	¥ 705																																				¥ 3,975
At cost [member] | Sell: Forward contracts [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 31																																				kr 33
At cost [member] | Sell: Forward contracts [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																					$ 0																																				$ 212
At cost [member] | Sell: Forward contracts [member] | Colombia, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																						$ 8,120																																				$ 8,120
At cost [member] | Sell: Forward contracts [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RM																							RM 32																																				RM 20
At cost [member] | Sell: Forward contracts [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RON																								RON 8																																				RON 80
At cost [member] | Sell: Forward contracts [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | .د.ب			.د.ب 0
At cost [member] | Sell: Forward contracts [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																									$ 39																																				$ 80
At cost [member] | Sell: Forward contracts [member] | Costa Rica, Colones [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₡																										₡ 0																																				₡ 3,380
At cost [member] | Sell: Forward contracts [member] | New Zealand, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																											$ 0																																				$ 2
At cost [member] | Sell: Forward contracts [member] | Taiwan, New Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																												$ 40																																				$ 0
At cost [member] | Sell: Forward contracts [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments						197																								₱ 150												167																								₱ 0
At cost [member] | Sell: Forward contracts [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ฿																															฿ 43																																				฿ 0
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł																																zł 10																																				zł 0
At cost [member] | Sell: Forward contracts [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R$																																	R$ 17																																				R$ 0
At cost [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																				¥ 7																																				¥ 11
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $						764																																				730
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €							36																																				129
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £								43																																				86
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $									31																																				57
At cost [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		₨ 0																																				₨ 4,750
At cost [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $						225																																				225
At cost [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $						$ 18																																				$ 4
At cost [member] | Buy l forward contract [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | €							€ 10																																				€ 7
At cost [member] | Buy l forward contract [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | £								£ 24																																				£ 2
At cost [member] | Buy l forward contract [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $									$ 3																																				$ 2
At cost [member] | Buy l forward contract [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $										$ 2																																				$ 0
At cost [member] | Buy l forward contract [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $												$ 19																																				$ 49
At cost [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																													SFr 0																																				SFr 5
At cost [member] | Buy l forward contract [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق														ر.ق 4																																				ر.ق 29
At cost [member] | Buy l forward contract [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																																									ر.ع. 0
At cost [member] | Buy l forward contract [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																																		kr 34																																				kr 39
At cost [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																	¥ 306																																				¥ 0
At cost [member] | Buy l forward contract [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 9																																				kr 0
At cost [member] | Buy l forward contract [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																					$ 81																																				$ 0
At cost [member] | Buy l forward contract [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RM																							RM 7																																				RM 0
At cost [member] | Buy l forward contract [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RON																								RON 67																																				RON 91
At cost [member] | Buy l forward contract [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | .د.ب			.د.ب 1																																				.د.ب 0
At cost [member] | Buy l forward contract [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																									$ 38																																				$ 0
At cost [member] | Buy l forward contract [member] | Costa Rica, Colones [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₡																										₡ 1,871																																				₡ 0
At cost [member] | Buy l forward contract [member] | Taiwan, New Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																												$ 0																																				$ 40
At cost [member] | Buy l forward contract [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₱																														₱ 168																																				₱ 0
At cost [member] | Buy l forward contract [member] | Peru, Nuevos Soles [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | S/																																			S/ 5																																				S/ 0
At cost [member] | Buy l forward contract [member] | Sri Lanka, Rupees [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | රු																																				රු 1,100																																				රු 0
At cost [member] | Buy l forward contract [member] | Chile, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																					$ 2,900																																				$ 0
At cost [member] | Buy l forward contract [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ฿																															฿ 178																																				฿ 0
At cost [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł																																zł 99																																				zł 39
At cost [member] | Buy l forward contract [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R$																																	R$ 66																																				R$ 67
At cost [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																				0																																				25
At cost [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																				¥ 137																																				¥ 126
At cost [member] | Buy l forward contract [member] | Kuwait, Dinars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.ك				د.ك 0
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		852																																				796
At fair value [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(608)																																				264
Non-designated derivative instruments	[1]	975																																				(31)
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		78																																				10
Non-designated derivative instruments		(27)																																				119
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		30																																				16
Non-designated derivative instruments		(14)																																				44
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		79																																				15
Non-designated derivative instruments		12																																				30
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		4																																				12
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(13)																																				4
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		71																																				(1)
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(4)																																				(2)
At fair value [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(3)																																				0
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						(2)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		2																																				(1)
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																				2
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(13)																																				32
At fair value [member] | Sell: Forward contracts [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(11)																																				3
At fair value [member] | Sell: Forward contracts [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																				(35)
At fair value [member] | Sell: Forward contracts [member] | Colombia, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																																				(5)
At fair value [member] | Sell: Forward contracts [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																																				(2)
At fair value [member] | Sell: Forward contracts [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																				(9)
At fair value [member] | Sell: Forward contracts [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0
At fair value [member] | Sell: Forward contracts [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Sell: Forward contracts [member] | Costa Rica, Colones [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																				(19)
At fair value [member] | Sell: Forward contracts [member] | New Zealand, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																				2
At fair value [member] | Sell: Forward contracts [member] | Taiwan, New Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						0
At fair value [member] | Sell: Forward contracts [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(4)																																				0
At fair value [member] | Sell: Forward contracts [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		2																																				0
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																																				0
At fair value [member] | Sell: Forward contracts [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																				0
At fair value [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																				3
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		333																																				192
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(55)																																				59
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(89)																																				(11)
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		5																																				10
At fair value [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		0																																				(71)
At fair value [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		24																																				233
At fair value [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(25)																																				1
At fair value [member] | Buy l forward contract [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		23																																				(5)
At fair value [member] | Buy l forward contract [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		37
At fair value [member] | Buy l forward contract [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)
At fair value [member] | Buy l forward contract [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(3)																																				0
At fair value [member] | Buy l forward contract [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(40)																																				(4)
At fair value [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																				(29)
At fair value [member] | Buy l forward contract [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						10
At fair value [member] | Buy l forward contract [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						0
At fair value [member] | Buy l forward contract [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		18																																				(5)
At fair value [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		3																																				0
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																				0
At fair value [member] | Buy l forward contract [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																				0
At fair value [member] | Buy l forward contract [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						0
At fair value [member] | Buy l forward contract [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		11																																				(9)
At fair value [member] | Buy l forward contract [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						0
At fair value [member] | Buy l forward contract [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																				0
At fair value [member] | Buy l forward contract [member] | Costa Rica, Colones [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						0
At fair value [member] | Buy l forward contract [member] | Taiwan, New Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																				(2)
At fair value [member] | Buy l forward contract [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		2																																				0
At fair value [member] | Buy l forward contract [member] | Peru, Nuevos Soles [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																						0
At fair value [member] | Buy l forward contract [member] | Sri Lanka, Rupees [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																				0
At fair value [member] | Buy l forward contract [member] | Chile, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																				0
At fair value [member] | Buy l forward contract [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(5)																																				0
At fair value [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		56																																				(6)
At fair value [member] | Buy l forward contract [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		18																																				(5)
At fair value [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																				(6)
At fair value [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																				(5)
At fair value [member] | Buy l forward contract [member] | Kuwait, Dinars
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ 0

[1]	U.S.$ 1,158 and U.S.$ 752 includes U.S.$/PHP sell forward of U.S.$ 167 and U.S.$ 197 as at March 31, 2024 and 2025, respectively.